Document And Entity Information	9 Months Ended
Aug. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	6-K
Current Fiscal Year End Date	--11-30
Amendment Flag	false
Entity Central Index Key	0001474835
Document Period End Date	Aug. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3